Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities
	Year ended December 31, 2024
Public Warrants	No. of units (Note)	Amount
At January 1, 2024	958,272	$287,482
Warrants exercised	-	-
Change in fair value	-	622,781
At December 31, 2024	958,272	$910,263

	Year ended December 31, 2024
Private Warrants	No. of units (Note)	Amount
At January 1, 2024	2,000,000	$5,934,000
Warrants granted	825,000	4,105,372
Warrants exercised	(1,618,750)	(23,631,428)
Change in fair value	-	32,764,065
At December 31, 2024	1,206,250	$19,172,009

	Year ended December 31, 2023
Public Warrants	No. of units (Note)	Amount
At January 1, 2023	996,297	$2,042,410
Warrants exercised	(38,025)	(77,951)
Change in fair value	-	(1,676,977)
At December 31, 2023	958,272	$287,482

	Year ended December 31, 2023
Private Warrants	No. of units (Note)	Amount
At January 1, 2023	-	$-
Warrants granted	2,000,000	9,222,288
Warrants exercised	-	-
Change in fair value	-	(3,288,288)
At December 31, 2023	2,000,000	$5,934,000
Note:	The units outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.